UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013
                                                ------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lyrical Asset Management LP
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           405 Park Avenue, 6th Floor
           --------------------------------------------------
           New York, NY 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:   028-14843

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Moses
           --------------------------------------------------
Title:     Chief Operating Officer
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Phone:     212-415-6640
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Signature, Place, and Date of Signing:

        /s/ Jeffrey Moses             New York, NY                5/15/13
       ------------------------   ------------------------------  ---------

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Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
.........reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this
.........report, and all holdings are reported by other reporting
.........manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
.........holdings for this reporting manager are reported in this report
.........and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        34
                                               -------------

Form 13F Information Table Value Total:        $508,747
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.



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
                                               Form 13F Information Table

          Column 1             Column 2     Column 3   Column 4      Column 5       Column 6  Column 7           Column 8
---------------------------- ------------- ----------- --------  ------------------ ---------- -------- ----------------------------
                                 Title of                  Value      Shares/  Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer            Class           CUSIP    (x$1000)    Prn Amt  Prn Call Discretion Managers   Sole     Shared   None
---------------------------- ------------- ----------- --------   --------- --- ---- ---------- -------- --------- --------- -------

AECOM TECHNOLOGY CORP DELAWA             COM   00766T100   16,102     490,914  SH        SOLE                    490,914
AERCAP HOLDINGS NV                       SHS   N00985106   15,013     971,717  SH        SOLE                    971,717
AETNA INC NEW                            COM   00817Y108   16,059     314,146  SH        SOLE                    314,146
AFLAC INC                                COM   001055102   13,837     265,988  SH        SOLE                    265,988
AMERIPRISE FINL INC                      COM   03076C106   16,471     223,644  SH        SOLE                    223,644
ASSURANT INC                             COM   04621X108   15,139     336,346  SH        SOLE                    336,346
AVIS BUDGET GROUP                        COM   053774105   20,496     736,488  SH        SOLE                    736,488
CELANESE CORP DEL                  COM SER A   150870103   13,665     310,208  SH        SOLE                    310,208
COMCAST CORP NEW                        CL A   20030N101   16,658     396,531  SH        SOLE                    396,531
CORNING INC                              COM   219350105   10,444     783,527  SH        SOLE                    783,527
CVS CAREMARK CORPORATION                 COM   126650100   16,682     303,371  SH        SOLE                    303,371
DIRECTV                                  COM   25490A309   15,720     277,698  SH        SOLE                    277,698
EATON CORP PLC                           SHS   G29183103   15,886     259,371  SH        SOLE                    259,371
EOG RES INC                              COM   26875P101   15,399     120,237  SH        SOLE                    120,237
FIFTH & PAC COS INC                      COM   316645100   20,705   1,096,668  SH        SOLE                  1,096,668
GOODYEAR TIRE & RUBR CO                  COM   382550101   11,937     946,606  SH        SOLE                    946,606
JARDEN CORP                              COM   471109108   17,762     414,521  SH        SOLE                    414,521
JOHNSON CTLS INC                         COM   478366107   12,597     359,194  SH        SOLE                    359,194
LENDER PROCESSING SVCS INC               COM   52602E102   13,139     516,077  SH        SOLE                    516,077
LEXMARK INTL NEW                        CL A   529771107   11,808     447,275  SH        SOLE                    447,275
LIBERTY INTERACTIVE CORP         INT COM SER A 53071M104   16,555     774,326  SH        SOLE                    774,326
NASDAQ OMX GROUP INC                     COM   631103108   15,867     491,248  SH        SOLE                    491,248
NEWELL RUBBERMAID INC                    COM   651229106   17,198     658,920  SH        SOLE                    658,920
OWENS ILL INC                        COM NEW   690768403   12,829     481,404  SH        SOLE                    481,404
PENNEY J C INC                           COM   708160106    7,505     496,686  SH        SOLE                    496,686
RAYTHEON CO                          COM NEW   755111507   14,990     254,976  SH        SOLE                    254,976
SUNCOR ENERGY INC NEW                    COM   867224107   12,429     414,150  SH        SOLE                    414,150
TE CONNECTIVITY LTD                  REG SHS   H84989104   15,460     368,713  SH        SOLE                    368,713
THERMO FISHER SCIENTIFIC INC             COM   883556102   16,352     213,784  SH        SOLE                    213,784
TRW AUTOMOTIVE HLDGS CORP                COM   87264S106   14,165     257,540  SH        SOLE                    257,540
WELLPOINT INC                            COM   94973V107   13,391     202,188  SH        SOLE                    202,188
WESTERN DIGITAL CORP                     COM   958102105   17,519     348,422  SH        SOLE                    348,422
WESTERN UN CO                            COM   959802109   15,335   1,019,615  SH        SOLE                  1,019,615
WILLIS GROUP HOLDINGS PUBLIC             SHS   G96666105   13,631     345,179  SH        SOLE                    345,179

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